Vessel Revenue and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Vessel Revenue and Voyage Expenses [Abstract]
Income Derived from Spot and Time Charters
The following table presents the Company’s income statement figures derived from spot charters and time charters for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Vessel revenues from spot charters, net of commissions	-	28,264	27,033
Vessel revenues from time charters, net of commissions	122,629	124,844	36,312
Total	122,629	153,108	63,345

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2022, 2021 and 2020 were:

Customer	2022	2021	2020
A	24%	15%	-
B	18%	13%	-
C	17%	23%	23%
D	15%	11%	18%
E	-	10%	-
Total	74%	72%	41%

Voyage Expenses from Spot and Time Charters
The following table presents the Company’s income statement figures derived from spot charters and time charters for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Voyage expenses from spot charters	-	13,465	17,099
Voyage expenses from time charters	4,293	3,004	1,468
Total	4,293	16,469	18,567